Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Multi-Manager Alternative Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,440	$ 10,981	$ 10,857	$ 10,582	$ 10,163	$ 9,931	$ 9,493	$ 9,441	$ 9,847	$ 9,770	$ 10,000
FTSE Three-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index
Account Value	$ 11,747	11,119	10,647	10,600	10,593	10,469	10,228	10,078	10,020	10,002	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,119	$ 9,466	$ 9,474	$ 11,500	$ 11,440	$ 10,840	$ 10,059	$ 10,197	$ 10,178	$ 9,356	$ 10,000